Stock Options (Details Narrative)	12 Months Ended
Oct. 31, 2019 USD ($)
Options [Member]
IfrsStatementLineItems [Line Items]
Fair value of options granted	$ 25,587
Options One [Member]
IfrsStatementLineItems [Line Items]
Fair value of options granted	$ 86,493